Capital of the Operating Partnership	12 Months Ended
Dec. 31, 2011
Capital of the Operating Partnership
Capital of the Operating Partnership
Capital of the Operating Partnership

Operating Partnership Units and LTIP Units

As of December 31, 2011, the Operating Partnership had outstanding 156,695,020 operating partnership units and 386,441 LTIP units. The Parent Company owned 98.1% of the partnership interests in the Operating Partnership at December 31, 2011, is the Operating Partnership's general partner and is responsible for the management of the Operating Partnership's business. As the general partner of the Operating Partnership, the Parent Company effectively controls the ability to issue common stock of the Parent Company upon a limited partner's notice of redemption. In addition, the general partner of the Operating Partnership has generally acquired OP units upon a limited partner's notice of redemption in exchange for shares of the Parent Company's common stock. The redemption provisions of OP units owned by limited partners that permit the issuer to settle in either cash or common stock at the option of the issuer are further evaluated in accordance with applicable accounting guidance to determine whether temporary or permanent equity classification on the balance sheet is appropriate. The Operating Partnership evaluated this guidance, including the requirement to settle in unregistered shares, and determined that these OP units meet the requirements to qualify for presentation as permanent equity.

LTIP units represent a profits interest in the Operating Partnership for services rendered or to be rendered by the LTIP unit holder in its capacity as a partner, or in anticipation of becoming a partner, in the Operating Partnership. Unvested LTIP units do not have full parity with common units of the Operating Partnership at issuance with respect to liquidating distributions, although LTIP unit holders receive the same quarterly per unit distributions as common units and may vote the LTIP units from the date of issuance. The LTIP units are subject to vesting requirements, which lapse five years from the date of issuance. In addition, the LTIP units are generally subject to a two-year lock-up period during which time the LTIP units may not be redeemed or sold by the LTIP unit holder. Upon the occurrence of specified events, LTIP units may over time achieve full parity with common units of the Operating Partnership for all purposes. Upon achieving full parity, and after the expiration of any vesting and lock-up periods, LTIP units may be redeemed for an equal number of the Parent Company's common stock or cash, at the Parent Company's election.

The redemption value of the OP units owned by the limited partners, not including the Parent Company, had such units been redeemed at December 31, 2011, was approximately $54.4 million based on the average closing price of the Parent Company's common stock of $18.27 per share for the ten consecutive trading days immediately preceding December 31, 2011.

7.375% Series A Cumulative Redeemable Preferred Units

Pursuant to the Operating Partnership's partnership agreement, the Operating Partnership's Series A cumulative redeemable preferred units (“Series A preferred units”) were issued to the Parent Company in exchange for contributed proceeds of approximately $222.4 million following the Parent Company's issuance of 7.375% Series A cumulative redeemable preferred stock (“Series A preferred stock”). The Operating Partnership's Series A preferred units are only redeemable for cash equal to a redemption price of $25.00 per unit, plus all accrued and unpaid distributions on such Series A preferred units up to, but excluding the redemption date, if and when shares of the Series A preferred stock are redeemed by the Parent Company, which may not occur before January 18, 2012, except in limited circumstances where necessary to preserve the Parent Company's status as a REIT. On or after January 18, 2012, the Parent Company may, at its option, redeem the Series A preferred stock, in whole or in part, at any time or from time to time, for cash at a redemption price of $25.00 per share, plus all accrued and unpaid distributions on such Series A preferred stock up to, but excluding the redemption date.

As of December 31, 2011, the Operating Partnership had outstanding 7,920,000 7.375% Series A preferred units. Distributions are cumulative on the Series A preferred units from the date of original issuance in the amount of $1.84375 per unit each year, which is equivalent to 7.375% of the $25.00 liquidation preference per unit. Distributions on the Series A preferred units are payable quarterly in arrears on or about the 15th day of January, April, July and October of each year. Following a change in control of the Parent Company, if the Series A preferred stock of the Parent Company is not listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ Global Market, holders of the Series A preferred stock would be entitled to receive (when and as authorized by the board of directors of the Parent Company and declared by the Parent Company), cumulative cash dividends from, but excluding, the first date on which both the change of control and the delisting occurs at an increased rate of 8.375% per annum of the $25.00 liquidation preference per share (equivalent to an annual rate of $2.09375 per share) for as long as the Series A preferred stock is not listed. The Series A preferred stock does not have a stated maturity date and is not subject to any sinking fund or mandatory redemption provisions. Upon liquidation, dissolution or winding up, the Series A preferred units will rank senior to the OP units with respect to the payment of distributions and other amounts. Holders of the Series A preferred stock generally have no voting rights except for limited voting rights if the Parent Company fails to pay dividends for six or more quarterly periods (whether or not consecutive) and in certain other circumstances. The Series A preferred stock is not convertible into or exchangeable for any other property or securities of the Parent Company.